SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Summary Of Stock Options And RSUs Granted
The following is a summary of the Company's stock options and RSUs granted among the various plans:

	Year ended December 31, 2016
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	6,465,782	$4.81	4.76	$88
Granted	1,777,875	$1.43
Exercised	(72,832)	$1.18
Forfeited or expired	(680,652)	$6.78

Outstanding at end of the year	7,490,173	$3.86	4.33	$6,003

Options exercisable at end of the year	4,021,641	$6.01	3.92	$1,639

Vested and expected to vest	6,611,066	$4.20	4.26	$4,842

	Year ended December 31, 2016
	Number of RSUs	Aggregate intrinsic value

Outstanding at beginning of year	106,768	$120
Granted	-
Exercised	(59,233)
Forfeited	-

Outstanding at end of the year	47,535	$125

Vested and expected to vest	43,118	$113

Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price
The following is a summary of the Company's stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2016	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2016	Remaining contractual life (years for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	47,535		0.00	-
0.01-2.00	4,015,854	4.65	1.19	1,064,599	4.36	1.19
2.01-4.00	921,522	4.72	2.49	420,067	4.37	2.62
4.01-6.00	933,139	2.94	5.22	917,317	2.88	5.23
6.01-8.00	41,500	5.39	6.84	41,500	5.39	6.84
8.01-10.00	845,074	4.17	9.07	845,074	4.17	9.07
10.01-13.04	733,084	3.94	12.35	733,084	3.94	12.35

	7,537,708			4,021,641

Schedule Of Equity-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2014, 2015 and 2016, was comprised as follows:

	Year ended December 31,
	2014	2015	2016

Cost of revenues	$215	$73	$30
Research and development	1,625	736	151
Selling and marketing	674	495	369
General and administrative	831	321	521

Total stock-based compensation expenses	$3,345	$1,625	$1,071